Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 387	$ 379	$ 898	$ 873
Other comprehensive (loss) income, net of tax:
Defined benefit pension plan actuarial loss, net of tax of $0 for the three and nine months ended September 30, 2026 and 2025	1	0	1	1
Unrealized gain (loss) on cash flow hedges, net of tax of $1 and $0 for the three months ended September 30, 2026 and 2025, respectively, and $1 and $(2) for the nine months ended September 30, 2026 and 2025, respectively	3	(1)	4	(6)
Unrealized gain (loss) on available-for-sale fixed-income securities, net of tax of $0 for the three months ended September 30, 2026 and 2025, and $0 and $(1) for the nine months ended September 30, 2026 and 2025, respectively	0	0	1	(3)
Net other comprehensive income (loss)	4	(1)	6	(8)
Comprehensive income attributable to common shareholders	$ 391	$ 378	$ 904	$ 865